ASSET RETIREMENT OBLIGATIONS (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Estimated present value of asset retirement obligations and change in liabilities
Balance, beginning of the year	2,763	2,245
Liabilities incurred in the current period	303	264
Accretion expense	97	293
Revisions in estimated cash flows	(453)	(15)
Currency translation adjustment	33	(24)
Balance, end of the year	2,743	2,763